Cover	12 Months Ended
Jun. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Basel Medical Group Ltd (the “Company”) is filing this Amendment No. 1 (“Amendment”) to its Annual Report on Form 20-F for the fiscal year ended June 30, 2025, as initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on November 18, 2025 (the “Initial Filing”), for the purpose of amending and restating the sections “Item 3. Key Information—D. Risk Factors”, “Item 4. Information on the Company—A. History and Development of the Company”, “Item 4. Information on the Company—B. Business Overview”, “Item 4. Information on the Company—C. Organizational Structure”, “Item 5. Operating and Financial Review and Prospects”, “Item 7. Major Shareholders and Related Party Transactions—B. Related Party Transactions”, “Item 16C. Principal Accountant Fees and Services”, to refile a new report of the independent registered public accounting firm NLA DFK Assurance PAC to its audited consolidated financial statements for the years ended June 30, 2024 and 2025, and to amend and restate its audited consolidated financial statements for the years ended June 30, 2024 and 2025 and the notes thereto. As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment, and is also refiling its exhibit 8.1 to amend and restate its list of subsidiaries as of March 13, 2026.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-42527
Entity Registrant Name	Basel Medical Group Ltd
Entity Central Index Key	0002004489
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	6 Napier Road
Entity Address, Address Line Two	Unit #02-10/11 Gleneagles Medical Centre
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	258499
Title of 12(b) Security	Ordinary shares with no par value
Trading Symbol	BMGL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	18,785,750
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Auditor Name	NLA DFK Assurance PAC
Auditor Location	Singapore
Auditor Firm ID	6889
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6 Napier Road
Entity Address, Address Line Two	Unit #02-10/11 Gleneagles Medical Centre
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	258499
Contact Personnel Name	Dr. Darren Yen Feng Chhoa
Contact Personnel Email Address	contact@baselmedical.com